FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of financial instruments measured at amortized cost - Financial assets

	Financial assets as subsequently
	measured at amortized cost
	December 31,	December 31,
	2021	2020
Trade and other receivables	8,454	10,297

Schedule of financial instruments measured at amortized cost - Financial liabilities

	Financial liabilities as subsequently
	measured at amortized cost
	December 31,	December 31,
	2021	2020
Trade payables	1,464	6,406
Accrued liabilities	12,380	6,099
Other liabilities	69	107
Lease obligations on right of use assets	600	726
	14,513	13,338

Schedule of fair values and fair value hierarchy

	December 31, 2021			December 31, 2020
	Level 1	Level 3	Total	Level 1	Level 3	Total
Financial assets
Fair value through profit and loss:
Cash and cash equivalents	16,006	—	16,006	26,102	—	26,102
Consideration receivable	—	56	56	—	192	192

Financial liabilities
Fair value through profit and loss:
Deferred and contingent consideration	—	—	—	11,521	—	11,521
Other liabilities	—	36	36	—	—	—

Fair value through other comprehensive income:
Other liabilities	—	148	148	—	—	—

Schedule of undiscounted contractual maturities of financial liabilities

	2022	2023	2024	2025	Thereafter	Total
Trade payables and other liabilities	14,357	—	—	—	—	14,357
Lease obligations on right of use assets	172	157	157	157	—	643
Other non-current liabilities	—	1	1	1	236	239
	14,529	158	158	158	236	15,239

Schedule of expected credit loss rate for each aging category of accounts receivable

19FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONTINUED)

Credit risk (Continued)

The provision matrix below shows the expected credit loss rate for each aging category of accounts receivable as at December  31, 2021:

		Aging (months)
	Note	<1	1 - 3	>3	Total
Gross accounts receivable	15	8,717	747	1,405	10,869
Expected loss rate		6.31%	71.62%	94.66%	22.22%
Expected Loss Provision	15	550	535	1,330	2,415

The provision matrix below shows the expected credit loss rate for each aging category of accounts receivable as at December 31, 2020:

		Aging (months)
	Note	<1	1 - 3	>3	Total
Gross accounts receivable	15	9,563	1,193	1,296	12,052
Expected loss rate		4.51%	14.84%	88.50%	14.56%
Expected Loss Provision	15	431	177	1,147	1,755